INVENTORY	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
INVENTORY

NOTE 5. INVENTORY

The table below presents the components of inventory

	January 3,	December 28,
(In millions)	2014	2012
Raw materials	$8.5	$14.2
Work in progress	7.4	9.8
Finished goods	23.2	24.9
Supplies	10.1	12.6
Total	$49.2	$61.5